Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 609	$ 727	$ 650	$ 726	$ 726
Provision	21	57	77	102	159
Charge-offs, net of recoveries	(20)	(49)	(57)	(108)	(161)
Foreign Currency Translation and Other	(30)	(43)	(90)	(28)	(74)
Ending Balance	580	692	580	692	650
Ending Balance: Individually Evaluated for Impairment	333	408	333	408	348
Ending Balance: Collectively Evaluated for Impairment	247	284	247	284	302
Financing receivables, net	18,867	22,294	18,867	22,294	21,472
Ending Balance: Individually Evaluated for Impairment	1,241	1,261	1,241	1,261	1,242
Ending Balance: Collectively Evaluated for Impairment	17,626	21,033	17,626	21,033	20,230
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	433	559	468	613	613
Provision	17	16	54	51	86
Charge-offs, net of recoveries	(17)	(42)	(52)	(88)	(135)
Foreign Currency Translation and Other	(24)	(28)	(61)	(71)	(96)
Ending Balance	409	505	409	505	468
Ending Balance: Individually Evaluated for Impairment	209	257	209	257	233
Ending Balance: Collectively Evaluated for Impairment	200	248	200	248	235
Financing receivables, net	10,605	12,425	10,605	12,425	11,978
Ending Balance: Individually Evaluated for Impairment	451	564	451	564	484
Ending Balance: Collectively Evaluated for Impairment	10,154	11,861	10,154	11,861	11,494
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	176	160	182	112	112
Provision	4	40	23	47	71
Charge-offs, net of recoveries	(3)	(7)	(5)	(17)	(24)
Foreign Currency Translation and Other	(6)	(14)	(29)	37	23
Ending Balance	171	179	171	179	182
Ending Balance: Individually Evaluated for Impairment	124	151	124	151	115
Ending Balance: Collectively Evaluated for Impairment	47	28	47	28	67
Financing receivables, net	8,179	9,759	8,179	9,759	9,400
Ending Balance: Individually Evaluated for Impairment	790	697	790	697	758
Ending Balance: Collectively Evaluated for Impairment	7,389	9,062	7,389	9,062	8,642
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance		8		1	1
Provision		1		4	2
Charge-offs, net of recoveries				(3)	(2)
Foreign Currency Translation and Other		(1)		6	(1)
Ending Balance		8		8
Ending Balance: Individually Evaluated for Impairment		0		0
Ending Balance: Collectively Evaluated for Impairment		8		8
Financing receivables, net	83	110	83	110	94
Ending Balance: Individually Evaluated for Impairment		0		0
Ending Balance: Collectively Evaluated for Impairment	$ 83	$ 110	$ 83	$ 110	$ 94